SITE CLOSURE PROVISIONS - (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Camino Rojo Project
Disclosure of other provisions [line items]
Undiscounted risk-adjusted cash flows	$ 8,644
Inflation rate	7.00%
Discount rate	9.60%
Cerro Quema Project
Disclosure of other provisions [line items]
Undiscounted risk-adjusted cash flows	$ 343
Nevada projects
Disclosure of other provisions [line items]
Undiscounted risk-adjusted cash flows	$ 1,724
Inflation rate	2.70%
Discount rate	3.20%